INCOME TAXES - Recognized Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 46,920	$ 53,348
Deferred tax liabilities	(64,172)	(39,490)
Net	(17,252)	13,858	$ 27,279
Deferred tax assets	25,069	27,627
Deferred tax liabilities	(42,321)	(13,769)
Tax credits, losses, carryforwards and other tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,147	11,387
Deferred tax liabilities	0	0
Net	11,147	11,387
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	13,910	15,661
Deferred tax liabilities	(38,290)	(28,208)
Net	(24,380)	(12,547)
Pension and other post-retirement benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,798	7,175
Deferred tax liabilities	0	0
Net	3,798	7,175
Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,508	4,532
Deferred tax liabilities	0	0
Net	2,508	4,532
Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,659	3,894
Deferred tax liabilities	0	0
Net	5,659	3,894
Goodwill and other intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,998	7,950
Deferred tax liabilities	(25,343)	(9,692)
Net	(18,345)	(1,742)
Trade and other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	633	344
Deferred tax liabilities	0	0
Net	633	344
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,262	1,939
Deferred tax liabilities	0	0
Net	2,262	1,939
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5	466
Deferred tax liabilities	(539)	(1,590)
Net	$ (534)	$ (1,124)